Investments in Equity Investees - Additional Information (Detail)	1 Months Ended												12 Months Ended
	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) shares	Jan. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2015 USD ($)	Aug. 31, 2014 USD ($)	Nov. 30, 2010 USD ($)	Apr. 30, 2008 USD ($) Installment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2010 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Oct. 31, 2016	Aug. 31, 2016	Oct. 31, 2015	Aug. 31, 2015	Feb. 29, 2012 shares	Apr. 30, 2008 CNY (¥) shares	Apr. 30, 2008 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
License agreement, term										5 years
Shareholdings to be received by Smilegate in Oriental Shiny Star Limited																										30.00%
License agreements, expected payment													¥ 20,200,000							$ 3,100,000
Share of loss in equity method investments													(2,937,131)	$ (451,429)	¥ (110,535,486)		¥ (13,013,791)
Impairment of investment													9,109,312	1,400,076	2,806,439
Consideration on sale of equity method investment		$ 30,000,000
Share-based compensation expense													38,029,713	5,845,060	28,051,735		34,007,629
Gain on disposal of subsidiaries | ¥																	3,339,394
Proceeds from disposal of equity method investees													115,349	17,729
Impairment charges of investment in equity investees													9,109,312	1,400,076	2,806,439		¥ 0
Qihoo 360 Technology Co., Ltd.,
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage										50.00%
System Link Corporation Limited ("System Link")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage										50.00%
Payment for equity fund investment														35,000,000		$ 35,000,000
Share of loss in equity method investments | ¥															(111,100,000)
Equity method investments | ¥					¥ 113,836,704										113,836,704
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage							42.00%																44.50%	43.70%	46.70%
Sale of equity method investment ownership percentage								33.30%	33.30%
Consideration on sale of equity method investment									$ 0
Share-based compensation expense | ¥								¥ 2,700,000
Equity interest acquired in Fei Fan																									100.00%
Equity interest exchanged																									30.00%
Gain on disposal of subsidiaries													33,300,000	500,000
Beijing Ti Knight
Subsidiary, Sale of Stock [Line Items]
Impairment of investment													4,000,000	600,000
Equity method investments													4,000,000							$ 600,000	¥ 9,000,000	$ 1,400,000
Oriental Shiny Star Limited
Subsidiary, Sale of Stock [Line Items]
Amount refunded	$ 50,000,000
Liability waived off | ¥													25,000,000
Value of investment | ¥													0
Impairment of investment													¥ 60,500,000	9,300,000
Oriental Shiny Star Limited | Smilegate Entertainment Inc
Subsidiary, Sale of Stock [Line Items]
Amount refunded	$ 25,000,000
Condition One | Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage													44.46%							44.46%
Equity method investment, ownership percentage to be acquired					19.11%	19.11%
Equity method investment, ownership to be acquired					¥ 18,300,000	$ 2,800,000
License Agreement
Subsidiary, Sale of Stock [Line Items]
Amount received for license agreement										$ 10,000,000
License Agreement | System Link Corporation Limited ("System Link")
Subsidiary, Sale of Stock [Line Items]
Amount received for license agreement										160,000,000								$ 10,000,000
License Agreement | Oriental Shiny Star Limited
Subsidiary, Sale of Stock [Line Items]
License agreement, term							5 years
Amount received for license agreement							$ 50,000,000
License agreements, expected payment							$ 450,000,000
Smartposting Co, Ltd. | IE Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Impairment of investment													¥ 5,100,000	$ 800,000
Equity interest exchanged																					14.55%	14.55%
Shares issued and sold | shares		12,500,000
Lock-up period of agreement		10 years
Tandem Fund II, L.P. ("Tandem Fund")
Subsidiary, Sale of Stock [Line Items]
Impairment of investment					¥ 2,800,000	$ 400,000
Proceeds from disposal of equity method investees			¥ 1,200,000	$ 200,000
China Crown Technology Ltd ("China Crown Technology")
Subsidiary, Sale of Stock [Line Items]
Impairment of investment | ¥																			¥ 184,900,000
Investment in cash																												¥ 249,200,000	$ 38,300,000
Subscription to preferred shares | shares																												3,031,232	3,031,232
Cost method investments, original cost including transaction cost																													$ 39,500,000
Transaction cost												$ 1,200,000
Reduction in Purchase price											$ 10,000,000
Number of monthly installments | Installment												26
T3 Entertainment Company Ltd
Subsidiary, Sale of Stock [Line Items]
Impairment of investment | ¥													¥ 0		¥ 0
Ordinary shares owned | shares																											32,290
Minimum
Subsidiary, Sale of Stock [Line Items]
License agreements, expected payment										160,000,000
Minimum | License Agreement
Subsidiary, Sale of Stock [Line Items]
Minimum royalty payment										$ 150,000,000
Maximum | China Crown Technology Ltd ("China Crown Technology")
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interst												20.00%
Reduction in Purchase price												$ 25,000,000